LOANS - Credit Scores by Loan Class, Mortgage and Installment Segments, Current Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Credit Scores by Loan Class [Abstract]
Total loans	$ 4,276,285	$ 4,038,825
Accrued interest excluded from total	13,952	13,461
Loans charged against the allowance	3,872	3,608	$ 3,796
Mortgage
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	138,407	114,265
Financing receivable, year two, originated, fiscal year before current fiscal year	91,739	127,634
Financing receivable, year three, originated, two years before current fiscal year	100,592	313,443
Financing receivable, year four, originated, three years before current fiscal year	277,297	435,959
Financing receivable, year five, originated, four years before current fiscal year	409,247	164,525
Financing receivable, originated, more than five years before current fiscal year	352,682	232,606
Revolving Loans Amortized Cost Basis	154,857	128,294
Total loans	1,524,821	1,516,726
Accrued interest, current fiscal year	631	472
Accrued interest, fiscal year before current fiscal year	464	624
Accrued interest, two years before current fiscal year	483	970
Accrued interest, three years before current fiscal year	838	973
Financing receivable, accrued interest, four years before current fiscal year	935	406
Accrued interest, more than five years before current fiscal year	1,131	954
Accrued interest, revolving	1,021	958
Accrued interest excluded from total	5,503	5,357
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	22
Gross charge-offs, three years before current	19	23
Gross charge-offs, four years before current	6	0
Gross charge-offs, five years or more before current	108	233
Gross charge-offs, revolving	0	22
Loans charged against the allowance	133	300	154
Mortgage | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	20,619	11,801
Financing receivable, year two, originated, fiscal year before current fiscal year	8,735	16,111
Financing receivable, year three, originated, two years before current fiscal year	21,018	58,852
Financing receivable, year four, originated, three years before current fiscal year	58,066	73,646
Financing receivable, year five, originated, four years before current fiscal year	76,861	30,580
Financing receivable, originated, more than five years before current fiscal year	66,192	35,342
Revolving Loans Amortized Cost Basis	24,021	17,208
Total loans	275,512	243,540
Mortgage | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	77,385	60,232
Financing receivable, year two, originated, fiscal year before current fiscal year	52,753	69,204
Financing receivable, year three, originated, two years before current fiscal year	46,670	151,641
Financing receivable, year four, originated, three years before current fiscal year	131,880	245,621
Financing receivable, year five, originated, four years before current fiscal year	218,762	84,979
Financing receivable, originated, more than five years before current fiscal year	139,245	91,798
Revolving Loans Amortized Cost Basis	73,398	59,139
Total loans	740,093	762,614
Mortgage | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	26,653	26,638
Financing receivable, year two, originated, fiscal year before current fiscal year	20,486	24,872
Financing receivable, year three, originated, two years before current fiscal year	18,222	61,484
Financing receivable, year four, originated, three years before current fiscal year	45,671	85,925
Financing receivable, year five, originated, four years before current fiscal year	82,088	25,496
Financing receivable, originated, more than five years before current fiscal year	68,692	46,466
Revolving Loans Amortized Cost Basis	37,423	33,440
Total loans	299,235	304,321
Mortgage | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	12,117	14,079
Financing receivable, year two, originated, fiscal year before current fiscal year	7,606	13,925
Financing receivable, year three, originated, two years before current fiscal year	10,319	25,904
Financing receivable, year four, originated, three years before current fiscal year	25,498	25,049
Financing receivable, year five, originated, four years before current fiscal year	21,693	12,356
Financing receivable, originated, more than five years before current fiscal year	41,692	28,942
Revolving Loans Amortized Cost Basis	15,402	14,659
Total loans	134,327	134,914
Mortgage | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,633	682
Financing receivable, year two, originated, fiscal year before current fiscal year	2,017	2,430
Financing receivable, year three, originated, two years before current fiscal year	1,906	10,733
Financing receivable, year four, originated, three years before current fiscal year	3,964	2,595
Financing receivable, year five, originated, four years before current fiscal year	5,434	5,485
Financing receivable, originated, more than five years before current fiscal year	15,538	14,126
Revolving Loans Amortized Cost Basis	2,325	2,372
Total loans	32,817	38,423
Mortgage | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	746
Financing receivable, year two, originated, fiscal year before current fiscal year	41	548
Financing receivable, year three, originated, two years before current fiscal year	607	2,816
Financing receivable, year four, originated, three years before current fiscal year	7,170	1,931
Financing receivable, year five, originated, four years before current fiscal year	2,418	3,799
Financing receivable, originated, more than five years before current fiscal year	10,954	4,806
Revolving Loans Amortized Cost Basis	1,811	552
Total loans	23,001	15,198
Mortgage | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	87
Financing receivable, year two, originated, fiscal year before current fiscal year	16	59
Financing receivable, year three, originated, two years before current fiscal year	1,696	1,993
Financing receivable, year four, originated, three years before current fiscal year	4,335	1,094
Financing receivable, year five, originated, four years before current fiscal year	1,749	1,178
Financing receivable, originated, more than five years before current fiscal year	8,355	7,519
Revolving Loans Amortized Cost Basis	477	919
Total loans	16,628	12,849
Mortgage | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	85	485
Financing receivable, year three, originated, two years before current fiscal year	154	20
Financing receivable, year four, originated, three years before current fiscal year	713	98
Financing receivable, year five, originated, four years before current fiscal year	242	652
Financing receivable, originated, more than five years before current fiscal year	2,014	3,607
Revolving Loans Amortized Cost Basis	0	5
Total loans	3,208	4,867
Mortgage | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	88,048	57,391
Financing receivable, year two, originated, fiscal year before current fiscal year	54,892	81,843
Financing receivable, year three, originated, two years before current fiscal year	61,030	215,052
Financing receivable, year four, originated, three years before current fiscal year	190,714	333,112
Financing receivable, year five, originated, four years before current fiscal year	312,208	111,309
Financing receivable, originated, more than five years before current fiscal year	166,277	73,619
Revolving Loans Amortized Cost Basis	5,592	3,225
Total loans	878,761	875,551
Accrued interest, current fiscal year	388	264
Accrued interest, fiscal year before current fiscal year	263	377
Accrued interest, two years before current fiscal year	302	634
Accrued interest, three years before current fiscal year	552	712
Financing receivable, accrued interest, four years before current fiscal year	695	264
Accrued interest, more than five years before current fiscal year	432	238
Accrued interest, revolving	43	31
Accrued interest excluded from total	2,675	2,520
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	22
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	0	0
Gross charge-offs, revolving	0	0
Loans charged against the allowance	0	22
Mortgage | 1-4 family owner occupied - jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	10,135	5,009
Financing receivable, year two, originated, fiscal year before current fiscal year	3,881	12,192
Financing receivable, year three, originated, two years before current fiscal year	13,290	37,147
Financing receivable, year four, originated, three years before current fiscal year	40,752	51,242
Financing receivable, year five, originated, four years before current fiscal year	55,563	22,126
Financing receivable, originated, more than five years before current fiscal year	35,693	14,291
Revolving Loans Amortized Cost Basis	1,668	0
Total loans	160,982	142,007
Mortgage | 1-4 family owner occupied - jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	51,765	33,118
Financing receivable, year two, originated, fiscal year before current fiscal year	33,022	43,013
Financing receivable, year three, originated, two years before current fiscal year	25,431	106,378
Financing receivable, year four, originated, three years before current fiscal year	89,810	194,725
Financing receivable, year five, originated, four years before current fiscal year	168,312	58,703
Financing receivable, originated, more than five years before current fiscal year	75,497	35,103
Revolving Loans Amortized Cost Basis	1,906	1,275
Total loans	445,743	472,315
Mortgage | 1-4 family owner occupied - jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	16,958	13,981
Financing receivable, year two, originated, fiscal year before current fiscal year	11,934	13,602
Financing receivable, year three, originated, two years before current fiscal year	11,935	40,219
Financing receivable, year four, originated, three years before current fiscal year	32,634	68,687
Financing receivable, year five, originated, four years before current fiscal year	68,111	17,552
Financing receivable, originated, more than five years before current fiscal year	30,819	11,669
Revolving Loans Amortized Cost Basis	518	450
Total loans	172,909	166,160
Mortgage | 1-4 family owner occupied - jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,923	4,537
Financing receivable, year two, originated, fiscal year before current fiscal year	5,188	10,286
Financing receivable, year three, originated, two years before current fiscal year	7,533	19,366
Financing receivable, year four, originated, three years before current fiscal year	17,251	15,736
Financing receivable, year five, originated, four years before current fiscal year	13,827	6,937
Financing receivable, originated, more than five years before current fiscal year	15,953	6,555
Revolving Loans Amortized Cost Basis	1,500	1,500
Total loans	69,175	64,917
Mortgage | 1-4 family owner occupied - jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,267	0
Financing receivable, year two, originated, fiscal year before current fiscal year	867	2,265
Financing receivable, year three, originated, two years before current fiscal year	1,568	9,528
Financing receivable, year four, originated, three years before current fiscal year	1,170	1,636
Financing receivable, year five, originated, four years before current fiscal year	4,031	2,288
Financing receivable, originated, more than five years before current fiscal year	3,370	4,619
Revolving Loans Amortized Cost Basis	0	0
Total loans	12,273	20,336
Mortgage | 1-4 family owner occupied - jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	746
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	2,414
Financing receivable, year four, originated, three years before current fiscal year	5,161	1,086
Financing receivable, year five, originated, four years before current fiscal year	1,644	2,803
Financing receivable, originated, more than five years before current fiscal year	3,040	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	9,845	7,049
Mortgage | 1-4 family owner occupied - jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	1,273	0
Financing receivable, year four, originated, three years before current fiscal year	3,936	0
Financing receivable, year five, originated, four years before current fiscal year	720	900
Financing receivable, originated, more than five years before current fiscal year	1,905	664
Revolving Loans Amortized Cost Basis	0	0
Total loans	7,834	1,564
Mortgage | 1-4 family owner occupied - jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	485
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	718
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	1,203
Mortgage | 1-4 family owner occupied - jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family owner occupied - non-jumbo
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	19,483	31,345
Financing receivable, year two, originated, fiscal year before current fiscal year	14,772	22,924
Financing receivable, year three, originated, two years before current fiscal year	20,335	61,708
Financing receivable, year four, originated, three years before current fiscal year	58,982	47,561
Financing receivable, year five, originated, four years before current fiscal year	46,583	29,256
Financing receivable, originated, more than five years before current fiscal year	103,729	85,554
Revolving Loans Amortized Cost Basis	25,678	20,794
Total loans	289,562	299,142
Accrued interest, current fiscal year	123	105
Accrued interest, fiscal year before current fiscal year	94	139
Accrued interest, two years before current fiscal year	89	195
Accrued interest, three years before current fiscal year	180	113
Financing receivable, accrued interest, four years before current fiscal year	109	77
Accrued interest, more than five years before current fiscal year	377	368
Accrued interest, revolving	181	163
Accrued interest excluded from total	1,153	1,160
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	19	23
Gross charge-offs, four years before current	6	0
Gross charge-offs, five years or more before current	5	22
Gross charge-offs, revolving	0	0
Loans charged against the allowance	30	45
Mortgage | 1-4 family owner occupied - non-jumbo | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	5,270	1,919
Financing receivable, year two, originated, fiscal year before current fiscal year	2,088	2,113
Financing receivable, year three, originated, two years before current fiscal year	4,148	14,018
Financing receivable, year four, originated, three years before current fiscal year	13,160	8,928
Financing receivable, year five, originated, four years before current fiscal year	9,606	3,089
Financing receivable, originated, more than five years before current fiscal year	14,616	9,138
Revolving Loans Amortized Cost Basis	4,613	4,066
Total loans	53,501	43,271
Mortgage | 1-4 family owner occupied - non-jumbo | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	8,911	12,472
Financing receivable, year two, originated, fiscal year before current fiscal year	6,532	10,604
Financing receivable, year three, originated, two years before current fiscal year	9,828	26,405
Financing receivable, year four, originated, three years before current fiscal year	26,722	21,548
Financing receivable, year five, originated, four years before current fiscal year	21,376	14,028
Financing receivable, originated, more than five years before current fiscal year	30,100	23,586
Revolving Loans Amortized Cost Basis	13,508	10,429
Total loans	116,977	119,072
Mortgage | 1-4 family owner occupied - non-jumbo | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,593	7,927
Financing receivable, year two, originated, fiscal year before current fiscal year	4,978	7,110
Financing receivable, year three, originated, two years before current fiscal year	3,803	12,810
Financing receivable, year four, originated, three years before current fiscal year	8,981	9,598
Financing receivable, year five, originated, four years before current fiscal year	8,552	5,492
Financing receivable, originated, more than five years before current fiscal year	23,235	21,692
Revolving Loans Amortized Cost Basis	5,702	4,231
Total loans	57,844	68,860
Mortgage | 1-4 family owner occupied - non-jumbo | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,343	8,258
Financing receivable, year two, originated, fiscal year before current fiscal year	788	2,758
Financing receivable, year three, originated, two years before current fiscal year	1,960	5,586
Financing receivable, year four, originated, three years before current fiscal year	5,046	4,885
Financing receivable, year five, originated, four years before current fiscal year	4,154	2,262
Financing receivable, originated, more than five years before current fiscal year	12,947	12,820
Revolving Loans Amortized Cost Basis	1,586	1,848
Total loans	28,824	38,417
Mortgage | 1-4 family owner occupied - non-jumbo | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	366	682
Financing receivable, year two, originated, fiscal year before current fiscal year	301	126
Financing receivable, year three, originated, two years before current fiscal year	214	1,001
Financing receivable, year four, originated, three years before current fiscal year	2,610	762
Financing receivable, year five, originated, four years before current fiscal year	1,153	2,459
Financing receivable, originated, more than five years before current fiscal year	9,218	6,757
Revolving Loans Amortized Cost Basis	168	180
Total loans	14,030	11,967
Mortgage | 1-4 family owner occupied - non-jumbo | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	213
Financing receivable, year three, originated, two years before current fiscal year	382	365
Financing receivable, year four, originated, three years before current fiscal year	1,570	794
Financing receivable, year five, originated, four years before current fiscal year	721	996
Financing receivable, originated, more than five years before current fiscal year	6,547	3,438
Revolving Loans Amortized Cost Basis	41	40
Total loans	9,261	5,846
Mortgage | 1-4 family owner occupied - non-jumbo | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	87
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	1,523
Financing receivable, year four, originated, three years before current fiscal year	291	948
Financing receivable, year five, originated, four years before current fiscal year	779	278
Financing receivable, originated, more than five years before current fiscal year	5,303	5,780
Revolving Loans Amortized Cost Basis	60	0
Total loans	6,433	8,616
Mortgage | 1-4 family owner occupied - non-jumbo | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	85	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	602	98
Financing receivable, year five, originated, four years before current fiscal year	242	652
Financing receivable, originated, more than five years before current fiscal year	1,763	2,343
Revolving Loans Amortized Cost Basis	0	0
Total loans	2,692	3,093
Mortgage | 1-4 family owner occupied - non-jumbo | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family non-owner occupied
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	22,813	19,943
Financing receivable, year two, originated, fiscal year before current fiscal year	17,390	18,075
Financing receivable, year three, originated, two years before current fiscal year	14,137	30,352
Financing receivable, year four, originated, three years before current fiscal year	22,587	48,867
Financing receivable, year five, originated, four years before current fiscal year	44,207	18,394
Financing receivable, originated, more than five years before current fiscal year	46,744	35,371
Revolving Loans Amortized Cost Basis	4,415	5,948
Total loans	172,293	176,950
Accrued interest, current fiscal year	96	84
Accrued interest, fiscal year before current fiscal year	89	85
Accrued interest, two years before current fiscal year	70	119
Accrued interest, three years before current fiscal year	86	134
Financing receivable, accrued interest, four years before current fiscal year	115	48
Accrued interest, more than five years before current fiscal year	168	166
Accrued interest, revolving	30	44
Accrued interest excluded from total	654	680
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	11	158
Gross charge-offs, revolving	0	0
Loans charged against the allowance	11	158
Mortgage | 1-4 family non-owner occupied | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,958	4,122
Financing receivable, year two, originated, fiscal year before current fiscal year	2,399	1,557
Financing receivable, year three, originated, two years before current fiscal year	3,229	7,468
Financing receivable, year four, originated, three years before current fiscal year	3,693	12,757
Financing receivable, year five, originated, four years before current fiscal year	10,379	4,204
Financing receivable, originated, more than five years before current fiscal year	10,302	6,975
Revolving Loans Amortized Cost Basis	943	897
Total loans	34,903	37,980
Mortgage | 1-4 family non-owner occupied | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	13,466	11,433
Financing receivable, year two, originated, fiscal year before current fiscal year	10,671	12,831
Financing receivable, year three, originated, two years before current fiscal year	9,247	15,929
Financing receivable, year four, originated, three years before current fiscal year	13,152	25,543
Financing receivable, year five, originated, four years before current fiscal year	26,912	9,920
Financing receivable, originated, more than five years before current fiscal year	19,293	16,439
Revolving Loans Amortized Cost Basis	1,452	2,539
Total loans	94,193	94,634
Mortgage | 1-4 family non-owner occupied | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	4,343	3,372
Financing receivable, year two, originated, fiscal year before current fiscal year	2,349	3,218
Financing receivable, year three, originated, two years before current fiscal year	1,174	6,289
Financing receivable, year four, originated, three years before current fiscal year	2,551	6,401
Financing receivable, year five, originated, four years before current fiscal year	3,439	1,308
Financing receivable, originated, more than five years before current fiscal year	8,540	6,131
Revolving Loans Amortized Cost Basis	1,618	2,072
Total loans	24,014	28,791
Mortgage | 1-4 family non-owner occupied | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,046	1,016
Financing receivable, year two, originated, fiscal year before current fiscal year	1,263	431
Financing receivable, year three, originated, two years before current fiscal year	487	297
Financing receivable, year four, originated, three years before current fiscal year	2,747	4,115
Financing receivable, year five, originated, four years before current fiscal year	3,427	2,552
Financing receivable, originated, more than five years before current fiscal year	6,127	3,560
Revolving Loans Amortized Cost Basis	402	332
Total loans	15,499	12,303
Mortgage | 1-4 family non-owner occupied | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	708	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	77	0
Financing receivable, year five, originated, four years before current fiscal year	0	410
Financing receivable, originated, more than five years before current fiscal year	1,470	930
Revolving Loans Amortized Cost Basis	0	108
Total loans	2,255	1,448
Mortgage | 1-4 family non-owner occupied | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	38
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	367	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	717	919
Revolving Loans Amortized Cost Basis	0	0
Total loans	1,084	957
Mortgage | 1-4 family non-owner occupied | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	369
Financing receivable, year four, originated, three years before current fiscal year	0	51
Financing receivable, year five, originated, four years before current fiscal year	50	0
Financing receivable, originated, more than five years before current fiscal year	253	221
Revolving Loans Amortized Cost Basis	0	0
Total loans	303	641
Mortgage | 1-4 family non-owner occupied | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	42	196
Revolving Loans Amortized Cost Basis	0	0
Total loans	42	196
Mortgage | 1-4 family non-owner occupied | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | 1-4 family - 2nd lien
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,942	5,586
Financing receivable, year two, originated, fiscal year before current fiscal year	4,685	4,753
Financing receivable, year three, originated, two years before current fiscal year	5,068	5,424
Financing receivable, year four, originated, three years before current fiscal year	4,648	5,145
Financing receivable, year five, originated, four years before current fiscal year	5,085	4,276
Financing receivable, originated, more than five years before current fiscal year	10,997	10,436
Revolving Loans Amortized Cost Basis	119,172	98,327
Total loans	157,597	133,947
Accrued interest, current fiscal year	23	19
Accrued interest, fiscal year before current fiscal year	18	23
Accrued interest, two years before current fiscal year	22	18
Accrued interest, three years before current fiscal year	19	11
Financing receivable, accrued interest, four years before current fiscal year	13	13
Accrued interest, more than five years before current fiscal year	37	42
Accrued interest, revolving	767	720
Accrued interest excluded from total	899	846
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	6	3
Gross charge-offs, revolving	0	22
Loans charged against the allowance	6	25
Mortgage | 1-4 family - 2nd lien | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,256	751
Financing receivable, year two, originated, fiscal year before current fiscal year	367	249
Financing receivable, year three, originated, two years before current fiscal year	351	219
Financing receivable, year four, originated, three years before current fiscal year	461	185
Financing receivable, year five, originated, four years before current fiscal year	789	1,161
Financing receivable, originated, more than five years before current fiscal year	1,454	859
Revolving Loans Amortized Cost Basis	16,797	12,245
Total loans	21,475	15,669
Mortgage | 1-4 family - 2nd lien | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,122	3,209
Financing receivable, year two, originated, fiscal year before current fiscal year	2,528	2,717
Financing receivable, year three, originated, two years before current fiscal year	2,142	2,290
Financing receivable, year four, originated, three years before current fiscal year	1,830	3,065
Financing receivable, year five, originated, four years before current fiscal year	2,006	1,604
Financing receivable, originated, more than five years before current fiscal year	3,651	3,825
Revolving Loans Amortized Cost Basis	56,532	44,896
Total loans	71,811	61,606
Mortgage | 1-4 family - 2nd lien | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,759	1,358
Financing receivable, year two, originated, fiscal year before current fiscal year	1,225	942
Financing receivable, year three, originated, two years before current fiscal year	1,310	1,898
Financing receivable, year four, originated, three years before current fiscal year	1,505	1,239
Financing receivable, year five, originated, four years before current fiscal year	1,502	932
Financing receivable, originated, more than five years before current fiscal year	2,454	2,123
Revolving Loans Amortized Cost Basis	29,585	26,687
Total loans	40,340	35,179
Mortgage | 1-4 family - 2nd lien | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	805	268
Financing receivable, year two, originated, fiscal year before current fiscal year	367	450
Financing receivable, year three, originated, two years before current fiscal year	339	655
Financing receivable, year four, originated, three years before current fiscal year	454	313
Financing receivable, year five, originated, four years before current fiscal year	285	251
Financing receivable, originated, more than five years before current fiscal year	1,517	1,385
Revolving Loans Amortized Cost Basis	11,914	10,979
Total loans	15,681	14,301
Mortgage | 1-4 family - 2nd lien | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	141	39
Financing receivable, year three, originated, two years before current fiscal year	124	204
Financing receivable, year four, originated, three years before current fiscal year	107	197
Financing receivable, year five, originated, four years before current fiscal year	250	328
Financing receivable, originated, more than five years before current fiscal year	525	769
Revolving Loans Amortized Cost Basis	2,157	2,084
Total loans	3,304	3,621
Mortgage | 1-4 family - 2nd lien | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	41	297
Financing receivable, year three, originated, two years before current fiscal year	225	37
Financing receivable, year four, originated, three years before current fiscal year	72	51
Financing receivable, year five, originated, four years before current fiscal year	53	0
Financing receivable, originated, more than five years before current fiscal year	650	357
Revolving Loans Amortized Cost Basis	1,770	512
Total loans	2,811	1,254
Mortgage | 1-4 family - 2nd lien | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	16	59
Financing receivable, year three, originated, two years before current fiscal year	423	101
Financing receivable, year four, originated, three years before current fiscal year	108	95
Financing receivable, year five, originated, four years before current fiscal year	200	0
Financing receivable, originated, more than five years before current fiscal year	537	768
Revolving Loans Amortized Cost Basis	417	919
Total loans	1,701	1,942
Mortgage | 1-4 family - 2nd lien | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	154	20
Financing receivable, year four, originated, three years before current fiscal year	111	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	209	350
Revolving Loans Amortized Cost Basis	0	5
Total loans	474	375
Mortgage | 1-4 family - 2nd lien | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | Resort lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	121	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	39
Financing receivable, year three, originated, two years before current fiscal year	22	907
Financing receivable, year four, originated, three years before current fiscal year	366	1,274
Financing receivable, year five, originated, four years before current fiscal year	1,164	1,290
Financing receivable, originated, more than five years before current fiscal year	24,935	27,626
Revolving Loans Amortized Cost Basis	0	0
Total loans	26,608	31,136
Accrued interest, current fiscal year	1	0
Accrued interest, fiscal year before current fiscal year	0	0
Accrued interest, two years before current fiscal year	0	4
Accrued interest, three years before current fiscal year	1	3
Financing receivable, accrued interest, four years before current fiscal year	3	4
Accrued interest, more than five years before current fiscal year	117	140
Accrued interest, revolving	0	0
Accrued interest excluded from total	122	151
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	0	0
Gross charge-offs, two years before current	0	0
Gross charge-offs, three years before current	0	0
Gross charge-offs, four years before current	0	0
Gross charge-offs, five years or more before current	86	50
Gross charge-offs, revolving	0	0
Loans charged against the allowance	86	50
Mortgage | Resort lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	534
Financing receivable, year five, originated, four years before current fiscal year	524	0
Financing receivable, originated, more than five years before current fiscal year	4,127	4,079
Revolving Loans Amortized Cost Basis	0	0
Total loans	4,651	4,613
Mortgage | Resort lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	121	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	39
Financing receivable, year three, originated, two years before current fiscal year	22	639
Financing receivable, year four, originated, three years before current fiscal year	366	740
Financing receivable, year five, originated, four years before current fiscal year	156	724
Financing receivable, originated, more than five years before current fiscal year	10,704	12,845
Revolving Loans Amortized Cost Basis	0	0
Total loans	11,369	14,987
Mortgage | Resort lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	268
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	484	212
Financing receivable, originated, more than five years before current fiscal year	3,644	4,851
Revolving Loans Amortized Cost Basis	0	0
Total loans	4,128	5,331
Mortgage | Resort lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	354
Financing receivable, originated, more than five years before current fiscal year	5,148	4,622
Revolving Loans Amortized Cost Basis	0	0
Total loans	5,148	4,976
Mortgage | Resort lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	955	1,051
Revolving Loans Amortized Cost Basis	0	0
Total loans	955	1,051
Mortgage | Resort lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	92
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	92
Mortgage | Resort lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	357	86
Revolving Loans Amortized Cost Basis	0	0
Total loans	357	86
Mortgage | Resort lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Mortgage | Resort lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Revolving Loans Amortized Cost Basis	0	0
Total loans	0	0
Installment
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	82,458	103,366
Financing receivable, year two, originated, fiscal year before current fiscal year	67,106	89,458
Financing receivable, year three, originated, two years before current fiscal year	72,349	134,165
Financing receivable, year four, originated, three years before current fiscal year	110,990	122,919
Financing receivable, year five, originated, four years before current fiscal year	102,628	44,325
Financing receivable, originated, more than five years before current fiscal year	102,376	90,502
Total loans	537,907	584,735
Accrued interest, current fiscal year	283	344
Accrued interest, fiscal year before current fiscal year	262	332
Accrued interest, two years before current fiscal year	263	320
Accrued interest, three years before current fiscal year	260	280
Financing receivable, accrued interest, four years before current fiscal year	226	101
Accrued interest, more than five years before current fiscal year	254	231
Accrued interest excluded from total	1,548	1,608
Gross charge-offs, current fiscal year	1,634	1,837
Gross charge-offs, fiscal year before current	160	148
Gross charge-offs, two years before current	184	498
Gross charge-offs, three years before current	682	454
Gross charge-offs, four years before current	561	99
Gross charge-offs, five years or more before current	440	268
Gross charge-offs, revolving	3,661	3,304
Loans charged against the allowance	3,661	3,304	$ 2,588
Installment | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,391	8,832
Financing receivable, year two, originated, fiscal year before current fiscal year	6,896	12,295
Financing receivable, year three, originated, two years before current fiscal year	9,969	21,740
Financing receivable, year four, originated, three years before current fiscal year	16,803	18,206
Financing receivable, year five, originated, four years before current fiscal year	17,692	7,533
Financing receivable, originated, more than five years before current fiscal year	19,757	17,172
Total loans	80,508	85,778
Installment | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	45,871	46,786
Financing receivable, year two, originated, fiscal year before current fiscal year	34,782	48,375
Financing receivable, year three, originated, two years before current fiscal year	38,908	68,956
Financing receivable, year four, originated, three years before current fiscal year	58,070	61,856
Financing receivable, year five, originated, four years before current fiscal year	49,380	23,015
Financing receivable, originated, more than five years before current fiscal year	50,154	45,823
Total loans	277,165	294,811
Installment | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	18,987	31,311
Financing receivable, year two, originated, fiscal year before current fiscal year	18,212	19,658
Financing receivable, year three, originated, two years before current fiscal year	15,514	29,667
Financing receivable, year four, originated, three years before current fiscal year	24,393	27,972
Financing receivable, year five, originated, four years before current fiscal year	22,199	9,646
Financing receivable, originated, more than five years before current fiscal year	20,954	17,915
Total loans	120,259	136,169
Installment | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,175	14,238
Financing receivable, year two, originated, fiscal year before current fiscal year	5,029	6,470
Financing receivable, year three, originated, two years before current fiscal year	5,333	8,483
Financing receivable, year four, originated, three years before current fiscal year	7,028	8,755
Financing receivable, year five, originated, four years before current fiscal year	7,901	2,870
Financing receivable, originated, more than five years before current fiscal year	7,282	6,240
Total loans	38,748	47,056
Installment | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,117	1,309
Financing receivable, year two, originated, fiscal year before current fiscal year	1,125	1,611
Financing receivable, year three, originated, two years before current fiscal year	1,579	2,839
Financing receivable, year four, originated, three years before current fiscal year	2,421	3,022
Financing receivable, year five, originated, four years before current fiscal year	2,756	614
Financing receivable, originated, more than five years before current fiscal year	2,091	1,695
Total loans	11,089	11,090
Installment | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	56	121
Financing receivable, year two, originated, fiscal year before current fiscal year	517	609
Financing receivable, year three, originated, two years before current fiscal year	607	1,178
Financing receivable, year four, originated, three years before current fiscal year	1,147	1,679
Financing receivable, year five, originated, four years before current fiscal year	1,444	232
Financing receivable, originated, more than five years before current fiscal year	1,358	926
Total loans	5,129	4,745
Installment | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7	77
Financing receivable, year two, originated, fiscal year before current fiscal year	387	321
Financing receivable, year three, originated, two years before current fiscal year	269	1,074
Financing receivable, year four, originated, three years before current fiscal year	745	1,173
Financing receivable, year five, originated, four years before current fiscal year	970	393
Financing receivable, originated, more than five years before current fiscal year	685	538
Total loans	3,063	3,576
Installment | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	11
Financing receivable, year two, originated, fiscal year before current fiscal year	158	119
Financing receivable, year three, originated, two years before current fiscal year	170	228
Financing receivable, year four, originated, three years before current fiscal year	383	256
Financing receivable, year five, originated, four years before current fiscal year	286	22
Financing receivable, originated, more than five years before current fiscal year	95	193
Total loans	1,092	829
Installment | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	854	681
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	854	681
Installment | Boat lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	54,420	47,095
Financing receivable, year two, originated, fiscal year before current fiscal year	39,011	48,938
Financing receivable, year three, originated, two years before current fiscal year	41,552	52,414
Financing receivable, year four, originated, three years before current fiscal year	43,954	45,533
Financing receivable, year five, originated, four years before current fiscal year	39,001	20,848
Financing receivable, originated, more than five years before current fiscal year	54,574	49,513
Total loans	272,512	264,341
Accrued interest, current fiscal year	185	179
Accrued interest, fiscal year before current fiscal year	151	178
Accrued interest, two years before current fiscal year	149	124
Accrued interest, three years before current fiscal year	96	104
Financing receivable, accrued interest, four years before current fiscal year	85	50
Accrued interest, more than five years before current fiscal year	112	101
Accrued interest excluded from total	778	736
Gross charge-offs, current fiscal year	14	8
Gross charge-offs, fiscal year before current	42	8
Gross charge-offs, two years before current	6	71
Gross charge-offs, three years before current	336	8
Gross charge-offs, four years before current	28	49
Gross charge-offs, five years or more before current	188	55
Gross charge-offs, revolving	614	199
Installment | Boat lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7,160	6,125
Financing receivable, year two, originated, fiscal year before current fiscal year	4,306	6,702
Financing receivable, year three, originated, two years before current fiscal year	5,878	8,231
Financing receivable, year four, originated, three years before current fiscal year	7,190	7,492
Financing receivable, year five, originated, four years before current fiscal year	8,111	3,512
Financing receivable, originated, more than five years before current fiscal year	11,036	9,079
Total loans	43,681	41,141
Installment | Boat lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	32,694	26,320
Financing receivable, year two, originated, fiscal year before current fiscal year	21,095	29,173
Financing receivable, year three, originated, two years before current fiscal year	23,561	28,608
Financing receivable, year four, originated, three years before current fiscal year	23,385	24,858
Financing receivable, year five, originated, four years before current fiscal year	19,814	11,604
Financing receivable, originated, more than five years before current fiscal year	27,759	26,792
Total loans	148,308	147,355
Installment | Boat lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	11,208	11,397
Financing receivable, year two, originated, fiscal year before current fiscal year	10,315	9,487
Financing receivable, year three, originated, two years before current fiscal year	8,793	11,342
Financing receivable, year four, originated, three years before current fiscal year	9,887	9,807
Financing receivable, year five, originated, four years before current fiscal year	7,279	4,177
Financing receivable, originated, more than five years before current fiscal year	10,511	9,137
Total loans	57,993	55,347
Installment | Boat lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	2,418	2,722
Financing receivable, year two, originated, fiscal year before current fiscal year	2,569	2,888
Financing receivable, year three, originated, two years before current fiscal year	2,482	2,516
Financing receivable, year four, originated, three years before current fiscal year	2,312	2,419
Financing receivable, year five, originated, four years before current fiscal year	2,609	1,191
Financing receivable, originated, more than five years before current fiscal year	3,743	3,111
Total loans	16,133	14,847
Installment | Boat lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	907	504
Financing receivable, year two, originated, fiscal year before current fiscal year	366	438
Financing receivable, year three, originated, two years before current fiscal year	598	1,104
Financing receivable, year four, originated, three years before current fiscal year	808	364
Financing receivable, year five, originated, four years before current fiscal year	622	148
Financing receivable, originated, more than five years before current fiscal year	798	775
Total loans	4,099	3,333
Installment | Boat lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	33	0
Financing receivable, year two, originated, fiscal year before current fiscal year	188	215
Financing receivable, year three, originated, two years before current fiscal year	118	464
Financing receivable, year four, originated, three years before current fiscal year	275	394
Financing receivable, year five, originated, four years before current fiscal year	383	76
Financing receivable, originated, more than five years before current fiscal year	552	301
Total loans	1,549	1,450
Installment | Boat lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	27
Financing receivable, year two, originated, fiscal year before current fiscal year	137	0
Financing receivable, year three, originated, two years before current fiscal year	87	135
Financing receivable, year four, originated, three years before current fiscal year	97	199
Financing receivable, year five, originated, four years before current fiscal year	183	140
Financing receivable, originated, more than five years before current fiscal year	169	238
Total loans	673	739
Installment | Boat lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	35	35
Financing receivable, year three, originated, two years before current fiscal year	35	14
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	6	80
Total loans	76	129
Installment | Boat lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Recreational vehicle lending
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,288	18,619
Financing receivable, year two, originated, fiscal year before current fiscal year	14,527	23,741
Financing receivable, year three, originated, two years before current fiscal year	19,740	65,682
Financing receivable, year four, originated, three years before current fiscal year	56,943	67,126
Financing receivable, year five, originated, four years before current fiscal year	57,377	18,928
Financing receivable, originated, more than five years before current fiscal year	36,982	30,441
Total loans	191,857	224,537
Accrued interest, current fiscal year	26	69
Accrued interest, fiscal year before current fiscal year	54	89
Accrued interest, two years before current fiscal year	71	156
Accrued interest, three years before current fiscal year	138	154
Financing receivable, accrued interest, four years before current fiscal year	125	41
Accrued interest, more than five years before current fiscal year	82	67
Accrued interest excluded from total	496	576
Gross charge-offs, current fiscal year	0	0
Gross charge-offs, fiscal year before current	47	42
Gross charge-offs, two years before current	140	321
Gross charge-offs, three years before current	273	419
Gross charge-offs, four years before current	474	42
Gross charge-offs, five years or more before current	176	110
Gross charge-offs, revolving	1,110	934
Installment | Recreational vehicle lending | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	771	1,365
Financing receivable, year two, originated, fiscal year before current fiscal year	1,690	4,270
Financing receivable, year three, originated, two years before current fiscal year	2,923	11,721
Financing receivable, year four, originated, three years before current fiscal year	8,205	9,776
Financing receivable, year five, originated, four years before current fiscal year	8,940	3,382
Financing receivable, originated, more than five years before current fiscal year	7,788	7,262
Total loans	30,317	37,776
Installment | Recreational vehicle lending | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,706	10,528
Financing receivable, year two, originated, fiscal year before current fiscal year	7,485	11,173
Financing receivable, year three, originated, two years before current fiscal year	10,133	33,140
Financing receivable, year four, originated, three years before current fiscal year	30,410	32,266
Financing receivable, year five, originated, four years before current fiscal year	27,020	9,398
Financing receivable, originated, more than five years before current fiscal year	17,972	14,656
Total loans	96,726	111,161
Installment | Recreational vehicle lending | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,498	5,402
Financing receivable, year two, originated, fiscal year before current fiscal year	3,830	5,230
Financing receivable, year three, originated, two years before current fiscal year	3,849	14,093
Financing receivable, year four, originated, three years before current fiscal year	11,937	15,336
Financing receivable, year five, originated, four years before current fiscal year	12,930	4,177
Financing receivable, originated, more than five years before current fiscal year	7,192	5,500
Total loans	41,236	49,738
Installment | Recreational vehicle lending | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	287	965
Financing receivable, year two, originated, fiscal year before current fiscal year	987	1,949
Financing receivable, year three, originated, two years before current fiscal year	1,862	4,278
Financing receivable, year four, originated, three years before current fiscal year	3,865	5,357
Financing receivable, year five, originated, four years before current fiscal year	4,747	1,249
Financing receivable, originated, more than five years before current fiscal year	2,234	1,836
Total loans	13,982	15,634
Installment | Recreational vehicle lending | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	26	268
Financing receivable, year two, originated, fiscal year before current fiscal year	276	697
Financing receivable, year three, originated, two years before current fiscal year	576	1,213
Financing receivable, year four, originated, three years before current fiscal year	1,143	2,364
Financing receivable, year five, originated, four years before current fiscal year	1,858	407
Financing receivable, originated, more than five years before current fiscal year	833	502
Total loans	4,712	5,451
Installment | Recreational vehicle lending | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	41
Financing receivable, year two, originated, fiscal year before current fiscal year	129	183
Financing receivable, year three, originated, two years before current fiscal year	222	443
Financing receivable, year four, originated, three years before current fiscal year	622	1,075
Financing receivable, year five, originated, four years before current fiscal year	968	135
Financing receivable, originated, more than five years before current fiscal year	614	415
Total loans	2,555	2,292
Installment | Recreational vehicle lending | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	50
Financing receivable, year two, originated, fiscal year before current fiscal year	55	172
Financing receivable, year three, originated, two years before current fiscal year	54	638
Financing receivable, year four, originated, three years before current fiscal year	469	745
Financing receivable, year five, originated, four years before current fiscal year	663	161
Financing receivable, originated, more than five years before current fiscal year	292	207
Total loans	1,533	1,973
Installment | Recreational vehicle lending | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	75	67
Financing receivable, year three, originated, two years before current fiscal year	121	156
Financing receivable, year four, originated, three years before current fiscal year	292	207
Financing receivable, year five, originated, four years before current fiscal year	251	19
Financing receivable, originated, more than five years before current fiscal year	57	63
Total loans	796	512
Installment | Recreational vehicle lending | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	0
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	0	0
Installment | Other
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	21,750	37,652
Financing receivable, year two, originated, fiscal year before current fiscal year	13,568	16,779
Financing receivable, year three, originated, two years before current fiscal year	11,057	16,069
Financing receivable, year four, originated, three years before current fiscal year	10,093	10,260
Financing receivable, year five, originated, four years before current fiscal year	6,250	4,549
Financing receivable, originated, more than five years before current fiscal year	10,820	10,548
Total loans	73,538	95,857
Accrued interest, current fiscal year	72	96
Accrued interest, fiscal year before current fiscal year	57	65
Accrued interest, two years before current fiscal year	43	40
Accrued interest, three years before current fiscal year	26	22
Financing receivable, accrued interest, four years before current fiscal year	16	10
Accrued interest, more than five years before current fiscal year	60	63
Accrued interest excluded from total	274	296
Gross charge-offs, current fiscal year	1,620	1,829
Gross charge-offs, fiscal year before current	71	98
Gross charge-offs, two years before current	38	106
Gross charge-offs, three years before current	73	27
Gross charge-offs, four years before current	59	8
Gross charge-offs, five years or more before current	76	103
Gross charge-offs, revolving	1,937	2,171
Installment | Other | 800 and above
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	1,460	1,342
Financing receivable, year two, originated, fiscal year before current fiscal year	900	1,323
Financing receivable, year three, originated, two years before current fiscal year	1,168	1,788
Financing receivable, year four, originated, three years before current fiscal year	1,408	938
Financing receivable, year five, originated, four years before current fiscal year	641	639
Financing receivable, originated, more than five years before current fiscal year	933	831
Total loans	6,510	6,861
Installment | Other | 750-799
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	9,471	9,938
Financing receivable, year two, originated, fiscal year before current fiscal year	6,202	8,029
Financing receivable, year three, originated, two years before current fiscal year	5,214	7,208
Financing receivable, year four, originated, three years before current fiscal year	4,275	4,732
Financing receivable, year five, originated, four years before current fiscal year	2,546	2,013
Financing receivable, originated, more than five years before current fiscal year	4,423	4,375
Total loans	32,131	36,295
Installment | Other | 700-749
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	6,281	14,512
Financing receivable, year two, originated, fiscal year before current fiscal year	4,067	4,941
Financing receivable, year three, originated, two years before current fiscal year	2,872	4,232
Financing receivable, year four, originated, three years before current fiscal year	2,569	2,829
Financing receivable, year five, originated, four years before current fiscal year	1,990	1,292
Financing receivable, originated, more than five years before current fiscal year	3,251	3,278
Total loans	21,030	31,084
Installment | Other | 650-699
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	3,470	10,551
Financing receivable, year two, originated, fiscal year before current fiscal year	1,473	1,633
Financing receivable, year three, originated, two years before current fiscal year	989	1,689
Financing receivable, year four, originated, three years before current fiscal year	851	979
Financing receivable, year five, originated, four years before current fiscal year	545	430
Financing receivable, originated, more than five years before current fiscal year	1,305	1,293
Total loans	8,633	16,575
Installment | Other | 600-649
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	184	537
Financing receivable, year two, originated, fiscal year before current fiscal year	483	476
Financing receivable, year three, originated, two years before current fiscal year	405	522
Financing receivable, year four, originated, three years before current fiscal year	470	294
Financing receivable, year five, originated, four years before current fiscal year	276	59
Financing receivable, originated, more than five years before current fiscal year	460	418
Total loans	2,278	2,306
Installment | Other | 550-599
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	23	80
Financing receivable, year two, originated, fiscal year before current fiscal year	200	211
Financing receivable, year three, originated, two years before current fiscal year	267	271
Financing receivable, year four, originated, three years before current fiscal year	250	210
Financing receivable, year five, originated, four years before current fiscal year	93	21
Financing receivable, originated, more than five years before current fiscal year	192	210
Total loans	1,025	1,003
Installment | Other | 500-549
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	7	0
Financing receivable, year two, originated, fiscal year before current fiscal year	195	149
Financing receivable, year three, originated, two years before current fiscal year	128	301
Financing receivable, year four, originated, three years before current fiscal year	179	229
Financing receivable, year five, originated, four years before current fiscal year	124	92
Financing receivable, originated, more than five years before current fiscal year	224	93
Total loans	857	864
Installment | Other | Under 500
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	0	11
Financing receivable, year two, originated, fiscal year before current fiscal year	48	17
Financing receivable, year three, originated, two years before current fiscal year	14	58
Financing receivable, year four, originated, three years before current fiscal year	91	49
Financing receivable, year five, originated, four years before current fiscal year	35	3
Financing receivable, originated, more than five years before current fiscal year	32	50
Total loans	220	188
Installment | Other | Unknown
Summary of Credit Scores by Loan Class [Abstract]
Financing receivable, year one, originated, current fiscal year	854	681
Financing receivable, year two, originated, fiscal year before current fiscal year	0	0
Financing receivable, year three, originated, two years before current fiscal year	0	0
Financing receivable, year four, originated, three years before current fiscal year	0	0
Financing receivable, year five, originated, four years before current fiscal year	0	0
Financing receivable, originated, more than five years before current fiscal year	0	0
Total loans	$ 854	$ 681